Transamerica B-Share Variable Annuity	Transamerica AxiomSM III Variable Annuity
Transamerica I-Share II Variable Annuity

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

SEPARATE ACCOUNT VA B

and

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY

SEPARATE ACCOUNT VA BNY

Supplement dated December 16, 2022

to the

Updating Summary Prospectuses dated May 1, 2022

The Appendix - Portfolio Companies Available Under the Policy is hereby revised to reflect the following Underlying Fund Portfolio information.

Investment Objective	Underlying Fund Portfolios and Adviser/Sub-adviser	Current Expenses	Platform Charges	Current Expenses Plus Platform Charges	Average Annual Total Return (as of 12/31/21
					1 year	5 years	10 years

Investment Objective: To provide high total return (including income and capital gains) consistent with preservation of capital over the long term.	American Funds – Asset Allocation FundSM Class 4 Advised by: Capital Research and Management CompanySM	0.80%	0.20%	1.00%	14.84%	11.43%	11.10%

Investment Objective: To provide growth of capital.	American Funds – Growth FundSM Class 4 Advised by: Capital Research and Management CompanySM	0.85%	0.13%	0.98%	21.69%	25.12%	19.44%

Investment Objective: To achieve long-term growth of capital and income.	American Funds – Growth-Income FundSM Class 4 Advised by: Capital Research and Management CompanySM	0.79%	0.13%	0.92%	12.32%	11.43%	8.83%

Investment Objective: To achieve long-term growth of capital.	American Funds – International FundSM Class 4 Advised by: Capital Research and Management CompanySM	1.04%	0.13%	1.17%	-1.71%	9.37%	7.88%

Investment Objective: Long-term capital appreciation.	American Funds – New World FundSM Class 4 Advised by: Capital Research and Management CompanySM	1.14%	0.15%	1.29%	4.63%	12.96%	8.41%

This Supplement must be accompanied or preceded by the applicable Updating Summary Prospectuses.

Please read this Supplement carefully and retain it for future reference.

Investment Objective: To provide as high a level of current income as is consistent with the preservation of capital.	American Funds – The Bond Fund of AmericaSM Class 4 Advised by: Capital Research and Management CompanySM	0.89%	0.11%	1.00%	-0.59%	3.96%	3.02%

Investment Objective: Seeks income and capital growth consistent with reasonable risk.	Fidelity ® VIP Balanced Portfolio - Service Class 2 Advised by: Fidelity Management & Research Company	0.71%	0.30%	1.01%	17.99%	14.69%	12.37%

Investment Objective: Seeks long-term capital appreciation.	Fidelity ® VIP Contrafund ® Portfolio - Service Class 2 Advised by: Fidelity Management & Research Company	0.85%	-	0.85%	27.51%	19.87%	16.35%

Investment Objective: Seeks long-term growth of capital.	Fidelity ® VIP Mid Cap Portfolio - Service Class 2 Advised by: Fidelity Management & Research Company	0.86%	-	0.86%	25.31%	13.32%	13.00%

Investment Objective: Seeks capital appreciation.	Fidelity ® VIP Value Strategies Portfolio - Service Class 2 Advised by: Fidelity Management & Research Company	0.88%	-	0.88%	33.34%	13.67%	13.47%

Investment Objective: Seeks capital appreciation.	Fidelity ® VIP Energy Portfolio - Service Class 2 Advised by: Fidelity Management & Research Company	0.90%	0.30%	1.20%	54.83%	-3.55%	0.02%

Investment Objective: Seeks capital appreciation.	Fidelity ® VIP Health Care Portfolio - Service Class 2 Advised by: Fidelity Management & Research Company	0.88%	0.30%	1.18%	11.45%	-	-

Investment Objective: Seeks capital appreciation.	Fidelity ® VIP Consumer Staples - Initial Class Advised by: Fidelity Management & Research Company	0.67%	0.50%	1.17%	14.24%	10.20%	11.61%

Investment Objective: Seeks capital appreciation.	Fidelity ® VIP Technology Portfolio - Initial Class Advised by: Fidelity Management & Research Company	0.62%	0.50%	1.12%	28.16%	34.83%	24.38%

This Supplement must be accompanied or preceded by the applicable Updating Summary Prospectuses.

Please read this Supplement carefully and retain it for future reference.

Investment Objective: Seeks capital appreciation.	Fidelity ® VIP Utilities Portfolio - Initial Class Advised by: Fidelity Management & Research Company	0.65%	0.50%	1.15%	17.43%	13.13%	11.57%

Investment Objective: Seeks long-term capital appreciation and capital preservation.	Transamerica BlackRock iShares Edge 40 VP - Service Class Sub-Advised by: BlackRock Investment Management, LLC	0.69%	-	0.69%	5.78%	6.88%	5.37%

Investment Objective: Seeks capital appreciation with current income as a secondary objective.	Transamerica JPMorgan Asset Allocation – Moderate Growth VP-Service Class Sub-Advised by: J.P. Morgan Investment Management Inc.	1.09%	-	1.09%	13.70%	11.58%	9.20%

Investment Objective: Seeks high total return.	Transamerica Morgan Stanley Global Allocation VP - Service Class Sub-Advised by: Morgan Stanley Investment Management Inc.	1.13%	-	1.13%	8.18%	9.60%	7.66%

Investment Objective: Seeks to provide capital appreciation and income while seeking to manage volatility.	Transamerica Morgan Stanley Global Allocation Managed Risk – Balanced VP - Service Class Sub-Advised by: Milliman Financial Risk Management LLC	1.30%	-	1.30%	7.18%	6.32%	3.83%

Investment Objective: Seeks to provide capital appreciation and a low to moderate level of current income.	Vanguard® VIF Moderate Allocation Portfolio Advised by: The Vanguard Group, Inc.	0.12%	0.60%	0.72%	10.07%	10.31%	9.22%

This Supplement updates certain information in the above referenced Updating Summary Prospectuses (“Summary Prospectuses”). Except as indicated in this Supplement, all other information included in the Summary Prospectuses remains unchanged. We will send you another copy of the applicable Summary Prospectus or any supplement without charge upon request. Please contact our Administrative Office referenced in the Summary Prospectus.

This Supplement must be accompanied or preceded by the applicable Updating Summary Prospectuses.

Please read this Supplement carefully and retain it for future reference.